[LETTERHEAD]

June 14, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Transamerica Series Trust (the “Trust”)
(1933 Act File No.: 033-00507) (1940 Act File No.: 811-04419)

Ladies and Gentlemen:

We are filing today, through the EDGAR system on behalf of the Trust, Post-Effective Amendment No. 92 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended, for review and comment by the staff of the U.S. Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on August 16, 2010. No fees are required in connection with this filing.

The Amendment outlines details of certain changes to an existing series of the Trust, Transamerica Convertible Securities VP. These changes include a new sub-adviser, a new investment objective, new investment strategies and risks, as well as a change of the fund’s name to Transamerica AllianceBernstein Dynamic Allocation VP. This Amendment relates only to Transamerica AllianceBernstein Dynamic Allocation VP.

Please direct any questions concerning this filing to the undersigned at (727) 299-1844.

Very truly yours,

/s/ Timothy J. Bresnahan

Timothy J. Bresnahan
Assistant Secretary

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